Summary of Significant Accounting Policies (Policies) - EBP 005 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared using the accrual basis of accounting.
Use of Estimates	Use of Estimates

The preparation of the financial statements, in conformity with accounting principles generally accepted in the United States of America, requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure at the date of the financial statements, as well as reported amounts of additions and deductions during the reporting period. Significant estimates include the determination of the fair value of Plan assets. Actual results could differ from these estimates.

Administration	Administration

The Plan is administered by the Retirement and Employee Benefits Committee (the “Committee”) consisting of three or more individuals selected by and who may be removed at any time by the Board of Directors of Essential Utilities, Inc. The Committee members may be employees of Essential Utilities, Inc. and may be participants in the Plan. The Committee members receive no compensation from the Plan for their services in such capacity. The Committee has extensive administrative powers in connection with the Plan, including authority to interpret the provisions of the Plan, to adopt rules for its administration and to make other decisions with respect to the Plan.

The Trustee for the Plan invests the Plan’s funds as instructed by participants. The Trustee invests funds received from contributions, investment sales, interest, and dividend income and makes distribution payments to participants.

Certain administrative expenses of the Plan are paid by the Company. The Company may, at its discretion, elect to have certain administrative expenses reimbursed by the forfeiture account, Administrative Budget, or Revenue Credit Program account funded by the Trustee.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors and Trustee. See Note 3 – "Fair Value Measurements" for a discussion on fair value measurements.

On occasion, trades or fund exchanges initiated by a Plan participant may not settle by the last day of a calendar year but will settle in the subsequent Plan year. In that event, the participant’s account is credited with the cash value of such trades and fund exchanges and the cash is reported as cash and cash equivalents on the Statements of Net Assets Available for Benefits.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on the sale of Essential Utilities, Inc. common stock are based on average cost of the securities sold. Net appreciation includes the gains and losses on investments bought and sold as well as held during the year. Purchases and sales are recorded on a trade-date basis.

Investment Fees	Investment Fees

Net investment returns reflect certain fees paid to the investment advisors, transfer agents, and others as further described in each fund prospectus or other published documents. These fees are deducted prior to allocation of the Plan’s investment activity and thus are not separately identifiable as an expense.

Notes Receivable from Participants	Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are recorded as distributions based upon the terms of the Plan document.

Excess Contributions Payable	Excess Contributions Payable Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Income Taxes	Income TaxesThe Plan is exempt from federal income taxes under the IRC.